UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows (used in)/provided by Operating Activities of Continuing Operations:
Net income	$ 3,012,080	$ 23,254,128
Less: Net income from discontinued operations, net of taxes	(100,766)	(19,714,094)
Net income from continuing operations, net of taxes	2,911,314	3,540,034
Adjustments to reconcile net income from Continuing operations to net cash provided by operating activities:
Depreciation and amortization	2,306,700	2,319,326
Provision for doubtful accounts	0	25,369
Stock based compensation cost	1,769,877	2,617,519
Straight line amortization of hire	(64,412)	0
Unrealized loss/(gain) on equity securities	(51,453)	20,144
Realized loss on sale of equity securities	0	770
Changes in operating assets and liabilities:
Accounts receivable trade, net	(657,046)	776,255
Inventories	(2,544)	(41,108)
Due from/to related parties	(12,095,124)	76,798
Prepaid expenses and other assets	(957,872)	699,902
Accounts payable	933,457	(269,899)
Accrued liabilities	501,999	223,883
Deferred revenue	26,000	549,643
Dry-dock costs paid	(1,108,565)	(188,753)
Net Cash provided by/(used in) Operating Activities from Continuing Operations	(6,487,669)	10,349,883
Cash flow (used in)/provided by Investing Activities of Continuing Operations:
Vessel acquisitions and other vessel improvements	0	(32,610)
Advances for vessel acquisition	(5,442,500)	0
Proceeds from repayment of loan to related party	100,364,204	0
Purchase of equity securities	0	(3,073,093)
Proceeds from sale of equity securities	0	68,234
Net cash (used in)/provided by Investing Activities from Continuing Operations	94,921,704	(3,037,469)
Cash flows (used in)/provided by Financing Activities of Continuing Operations:
Payment of Dividend on Series A Preferred Shares	(700,000)	(700,000)
Payment for repurchase of common shares	0	(3,728,008)
Cash contribution related to Spin-Off	(10,356,450)	0
Net cash used in Financing Activities from continuing operations	(11,056,450)	(4,428,008)
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	94,908	3,490,003
Net cash provided by Investing Activities from discontinued operations	0	32,488,070
Net cash used in Financing Activities from discontinued operations	0	(5,257,200)
Net cash provided by discontinued operations	94,908	30,720,873
Net increase in cash, cash equivalents, and restricted cash	77,472,493	33,605,279
Cash, cash equivalents and restricted cash at the beginning of the period	37,197,848	155,585,401
Cash, cash equivalents and restricted cash at the end of the period	114,670,341	189,190,680
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	114,670,341	189,190,680
Restricted cash	0	0
Cash, cash equivalents and restricted cash	$ 114,670,341	$ 189,190,680